Stockholders’ Equity (Deficit)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Stockholders’ Equity (Deficit)

Note 13 – Changes in Stockholders’ Equity

Preferred Stock

The Company has authorized 8,000,000 shares of $0.001 par value preferred stock. As of March 31, 2024, none of the preferred stock had been designated or issued.

Common Stock

The Company has authorized 80,000,000 shares of $0.001 par value common stock. As of March 31, 2024, a total of 4,121,346 shares of common stock had been issued. Each holder of common stock is entitled to one vote for each share of common stock held.

Common Stock Issued for Services

On February 19, 2024, the Company issued 16,836 shares under the Company’s 2022 Omnibus Equity Incentive Plan (the “2022 Equity Plan”), to its securities counsel for services performed. The fair value of the shares was $44,278, based on the closing traded price of the common stock on the date of grant.

On January 26, 2024, the Company issued 60,258 shares under the 2022 Equity Plan, to its securities counsel for services performed. The fair value of the shares was $69,297, based on the closing traded price of the common stock on the date of grant.

On January 5, 2024, the Company retained PCG Advisory, Inc. (“PCG”) to provide strategic advisory and investor relations services pursuant to an Advisory Agreement under which the Company agreed to issue PCG an aggregate 22,500 shares of the Company’s common stock as payment for services in lieu of cash for the months of January, February, and March 2024. The aggregate fair value of the shares was $36,019, based on the closing traded price of the common stock on the dates of grant. The shares were subsequently issued on April 15, 2024 under the 2022 Equity Plan, and were recognized as subscriptions payable at March 31, 2024.

Note 18 – Stockholders’ Equity (Deficit)

Preferred Stock

The Company has authorized 20,000,000 shares of $0.001 par value preferred stock. As of December 31, 2022, none of the preferred stock has been designated or issued.

Common Stock

The Company has authorized 8,000,000 shares of $0.001 par value common stock. As of December 31, 2023, a total of 4,044,252 shares of common stock have been issued. Each holder of common stock is entitled to one vote for each share of common stock held.

Initial Public Offering

In June 2023, the Company completed its initial public offering in which it issued and sold 1,190,000 shares of its common stock at a price of $6.00 per share pursuant to an Underwriting Agreement between the Company and Alexander Capital, L.P. (the “Underwriter”). The Company received net proceeds of $6,226,000, after deducting underwriters’ discounts and commissions and before consideration of other issuance costs.

Pursuant to the Underwriting Agreement, the Company also issued to the Underwriter a Common Stock Purchase Warrant to purchase up to 82,110 shares of Common Stock at an exercise price of $7.20, which may be exercised for a five-year period beginning December 18, 2023.

BRANCHOUT FOOD INC.

NOTES TO FINANCIAL STATEMENTS

Prior to the IPO, all deferred offering costs were capitalized in other noncurrent assets on the balance sheets. Deferred offering costs of $1,283,954, primarily consisting of accounting, legal, and other fees related to the Company’s IPO, were offset against the IPO proceeds upon the closing of the Company’s IPO in June 2023. As of December 31, 2023, all deferred offering costs were paid. Unpaid deferred offering costs totaled $543,664 as of December 31, 2022.

Common Stock Sales, Related Party for the Year Ended December 31, 2022

On January 10, 2022, the Company sold 3,031 shares of common stock to the Company’s Controller at $1.65 per share for proceeds of $5,000.

Common Stock Sales for the Year Ended December 31, 2022

On January 7, 2022, the Company sold 1,213 shares of common stock to an accredited investor at $4.125 per share for proceeds of $5,000.

Common Stock Issued for Services for the Year Ended December 31, 2023

On November 1, 2023, the Company issued 24,478 shares under the 2022 Equity Plan to its securities counsel for services performed. The aggregate fair value of the shares was $40,389, based on the closing traded price of the common stock on the date of grant.

On October 26, 2023, the Company issued 12,500 shares under the 2022 Equity Plan to a consultant, who later became a Company director, for services performed. The aggregate fair value of the shares was $19,000, based on the closing traded price of the common stock on the date of grant.

On August 17, 2023, the Company issued 44,334 shares under the 2022 Equity Plan, to its securities counsel for services performed. The aggregate fair value of the shares was $99,751, based on the closing traded price of the common stock on the date of grant.

Common Stock Issued for Services for the Year Ended December 31, 2022

On April 30, 2022, the Company awarded 1,000 shares of common stock to a consultant for services provided. The fair value of the common stock was $4,125 based on recent sales of common stock to third parties.

On January 17, 2022, the Company awarded 4,920 shares of common stock to a consultant for services provided. The fair value of the common stock was $20,295 based on recent sales of common stock to third parties.

Debt Conversions

In connection with the IPO, a total of $6,029,204 of convertible debt, consisting of $5,526,691 of principal and $502,513 of interest, was converted into 1,572,171 shares of common stock, inclusive of $179,687, consisting of $165,000 of principal and $14,687 of interest, that converted into 43,562 shares of common stock issued upon the conversion of debts held by related parties. The notes were converted in accordance with the conversion terms; therefore, no gain or loss had been recognized.